Cover Page	Nov. 05, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 05, 2019
Entity File Number	001-32260
Entity Registrant Name	Westlake Chemical Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	76-0346924
Entity Address, Address Line One	2801 Post Oak Boulevard,
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	960-9111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WLK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001262823